UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

259 CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska            68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

12/31

Date of reporting period:6/30/12

Item 1.  Reports to Stockholders.

7Twelve Balanced Portfolio

Semi-Annual Report

June 30, 2012

1-877-525-0712

www.7TwelveBalancedFund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear 7Twelve Balanced Portfolio shareholder,

                   06/30/2012

Thank you for your investment in the 7Twelve Balanced Portfolio.

The 7Twelve Balanced Portfolio is a fund of funds—eleven exchange traded funds, and one money market fund. The 7Twelve strategy was created by Craig Israelsen, PhD, a partner in 7Twelve Advisors, LLC.

Our primary objective as fund managers is to seek to provide superior risk-adjusted returns when compared to the bond and equity markets in general. The cornerstone of our investment philosophy is that we start with twelve assets that represent the aggregate of most major investable assets. Next, we approximately equally weight the twelve assets. We do this because we cannot know which will outperform. We do not time the market, nor do we have a preference for any one of the twelve assets besides how they fit into a portfolio. However, we do track and follow each asset closely, mostly to monitor the correlation of their returns—that is, to see how they compare with each other.

Here is an illustration of how unpredictable asset classes and their corresponding funds can be. See the two shaded box groups below. The first group is for the three-month returns through 3/30/12; the second is for three-month returns through 06/30/12. In each box is one of the twelve assets in the 7Twelve Balanced Portfolio and its individual return for the period. * The darker the box the lower the return; the lighter the box the higher the return. What a difference three months made. In only three asset classes did the same color repeat for the consecutive three-month period. Therefore, we can see graphically that even in the short term returns are widely variable and unpredictable. What do you do when returns are impossible to predict? Our answer: stop predicting--equally weight.

These are the returns at Net Asset Value (without sales charges or other fees) for the 7Twelve Balanced Portfolio since inception 4/23/12 through 6/30/12.**

7Twelve Balanced Portfolio

-0.20%

Dow Jones Industrial Average

-0.36%

S&P 500

-0.35%

Dow Jones Moderate Portfolio Index

-0.76%

Please call me at 615-341-0712 or e-mail me at amartin@7Twelveadvisors.com if you have any questions about our investment strategy.

— Andrew D. Martin, president, 7Twelve Advisors, LLC

7Twelve Advisors, LLC does not endorse or attest to the validity of the above data. Investment returns are for illustration only and do not constitute a recommendation. Past performance is no guarantee of future returns, nor is there any assurance that our investment objectives will be achieved. Please review a prospectus and all relevant sales literature before making any investment. Had the 7Twelve Balanced Portfolio been purchased with a sales charge the returns would have been lower. The performance data quoted is historical. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemptions of units.

* Source: Firstbridgedata and Yahoo! Returns are not guaranteed and do not represent the return of the 7Twelve Balanced Portfolio. The return of the Fidelity Institutional Money Market Fund (FMPXX) is the 7-day yield as of 6/30/12 quoted by Yahoo! is a variable return and may go down. The illustration is for comparison only. Diversification does not guarantee better performance or lower risk.

Notes:  Each of these asset classes has its own set of investment characteristics and risks.  Investors should consider these risks carefully prior to making any investments.  The referenced asset classes are shown for general market comparison and are not meant to represent that of the 7Twelve Balanced Portfolio. The following are descriptions of each:

Fidelity Institutional Money Market - Money Market Portfolio - Class I: FMPXX--Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category or, if unrated, determined to be of equivalent quality by FMR, U.S. Government securities and repurchase agreements.

SPDR Barclays Capital International Treasury Bond ETF: BWX--The SPDR® Barclays Capital International Treasury Bond ETF is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Barclays Capital Global Treasury ex-US Capped Index

PowerShares DB Commodity Index Tracking Fund: DBC--The investment seeks to track changes, whether positive or negative, in the level of the Deutsche Bank Liquid Commodity index-Optimum Yield Diversified Excess Return. The fund will pursue its investment objective by investing in a portfolio of exchange-traded futures on the commodities comprising the index, or the index commodities.

 iShares MSCI EAFE Index Fund: EFA--The iShares MSCI EAFE Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the European, Australasian and Far Eastern markets, as measured by the MSCI EAFE Index.

iShares S&P North American Natural Resources Sector Index Fund: IGE--The iShares S&P North American Natural Resources Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of U.S.-traded natural resource-related stocks as represented by the S&P North American Natural Resources Sector Index™

SPDR Barclays Capital Aggregate Bond Fund: LAG--The SPDR® Barclays Capital Aggregate Bond ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance the Barclays Capital U.S. Aggregate Index.

SPDR S&P Midcap 400: MDY--The SPDR® S&P MidCap 400 ETF, before expenses, seeks to generally correspond to the price and yield performance of the S&P MidCap 400 Index.

iShares Barclays Treasury Inflation Protected Securities Bond Fund: TIP--The iShares Barclays Treasury Inflation Protected Securities Bond Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the United States Treasury market as defined by the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

Vanguard Small-Cap Value ETF: VBR--The fund employs an indexing investment approach designed to track the performance of the MSCI US Small Cap Value Index, a broadly diversified index of value stocks of smaller U.S. companies.

Vanguard REIT ETF: VNQ--The fund employs an indexing investment approach designed to track the performance of the MSCI US REIT Index. The index is composed of stocks of publicly traded equity real estate investment trusts.

Vanguard S&P 500 ETF: VOO--The fund employs an indexing investment approach designed to track the performance of the Standard & Poor's 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies.

Vanguard MSCI Emerging Markets ETF: VWO--The fund employs an indexing investment approach by investing substantially all (normally about 95%) of its assets in the common stocks included in the MSCI Emerging Markets Index, while employing a form of sampling to reduce risk.

Sources: Yahoo! Finance, http://fundresearch.fidelity.com, http://us.ishares.com/product_info/fund/index.htm, http://www.invescopowershares.com/products/overview.aspx?ticker=DBC

**Source: Confluence reports and Yahoo!    1231-NLD-8/6/2012

7Twelve Balanced Portfolio
PORTFOLIO REVIEW
June 30, 2012 (Unaudited)

The Portfolio's performance figures* for the period ended June 30, 2012, as compared to its benchmark:

			Inception** - June 30, 2012
7Twelve Balanced Portfolio			-0.20%
Dow Jones U.S. Moderate Portfolio Index			-0.76%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains.  Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares as well as other charges and expenses of the insurance contract, or separate account. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call toll-free 1-877-525-0712.

** Inception date is April 23, 2012.

	Holdings by Asset Class	% of Net Assets
	Equity Funds	65.0%
	Bond Funds	23.7%
	Other, Cash and Cash Equivalents	11.3%
		100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed analysis of the Portfolio's holdings.

7Twelve Balanced Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
Shares		Value

	BOND FUNDS - 23.7%
571	iShares Barclays TIPS Bond Fund	$ 68,349
1,169	SPDR Barclays Capital Aggregate Bond ETF	68,550
1,171	SPDR Barclays Capital International Treasury Bond ETF	69,253
	TOTAL BOND FUNDS (Cost - $205,872)	206,152

	EQUITY FUNDS - 65.0%
	COMMODITY FUND - 8.1%
2,746	PowerShares DB Commodity Index Tracking Fund *	70,709

	EMERGING MARKETS - 8.2%
1,781	Vanguard MSCI Emerging Markets ETF	71,151

	INTERNATIONAL EQUITY - 8.2%
1,423	iShares MSCI EAFE Index Fund	71,093

	LARGE CAP GROWTH - 8.0%
1,125	Vanguard S&P 500 ETF	70,065

	MID CAP GROWTH - 8.1%
412	SPDR S&P MidCap 400 ETF	70,576

	SMALL CAP VALUE - 8.1%
1,035	Vanguard Small-Cap Value ETF	70,587

	SPECIALTY - 16.3%
2,009	iShares S&P North American Natural Resources Sector Index Fund	71,159
1,085	Vanguard REIT ETF	70,992
		142,151

	TOTAL EQUITY FUNDS (Cost - $549,219)	566,332

See accompanying notes to financial statements.

7Twelve Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)
Shares		Value

	SHORT-TERM INVESTMENTS - 12.9%
112,281	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.18%+	$ 112,281
	TOTAL SHORT-TERM INVESTMENTS (Cost - $112,281)

	TOTAL INVESTMENTS - 101.6% (Cost - $867,372)(a)	$ 884,765
	LIABILITIES LESS OTHER ASSETS - (1.6) %	(13,507)
	NET ASSETS - 100.0%	$ 871,258
* Non-income producing security.
+ Reflects yield at June 30, 2012.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

	Unrealized appreciation	$ 17,789
	Unrealized depreciation	(396)
	Net unrealized appreciation	$ 17,393

See accompanying notes to financial statements.

7Twelve Balanced Portfolio
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012 (Unaudited)

ASSETS
Investment securities:
At cost	$ 867,372
At value	$ 884,765
Cash	1,050
Receivable for Fund shares sold	25,170
Interest and dividends receivable	178
TOTAL ASSETS	911,163

LIABILITIES
Investment advisory fees payable	84
Payable for investments purchased	39,198
Payable for Fund shares repurchased	33
Administrative service fees payable	253
Accrued distribution (12b-1) fees	337
TOTAL LIABILITIES	39,905
NET ASSETS	$ 871,258

NET ASSETS
Paid in capital [$0 par value, unlimited shares authorized]	$ 851,585
Undistributed net investment income	2,280
Net unrealized appreciation of investments	17,393
NET ASSETS	$ 871,258

Net Asset Value Per Share:
Net Assets	$ 871,258
Total shares outstanding	87,290

Net asset value (Net Assets ÷ Shares Outstanding)	$ 9.98

See accompanying notes to financial statements.

7Twelve Balanced Portfolio
STATEMENT OF OPERATIONS
For the Period Ended June 30, 2012(a) (Unaudited)

INVESTMENT INCOME
Dividends	$ 2,929
Interest	25
TOTAL INVESTMENT INCOME	2,954

EXPENSES
Distribution (12b-1) fees	337
Administrative services fees	253
Investment advisory fees	84
TOTAL EXPENSES	674

NET INVESTMENT INCOME	2,280

NET UNREALIZED GAIN ON INVESTMENTS

Net change in unrealized appreciation of investments	17,393

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 19,673

(a) The 7Twelve Balanced Portfolio commenced operations on May 9, 2012.

See accompanying notes to financial statements.

7Twelve Balanced Portfolio
STATEMENT OF CHANGES IN NET ASSETS
For the
Period Ended
June 30, 2012 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$ 2,280
Net change in unrealized appreciation of investments	17,393
Net increase in net assets resulting from operations	19,673

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	882,350
Payments for shares redeemed	(30,765)
Net increase in net assets from shares of beneficial interest	851,585

TOTAL INCREASE IN NET ASSETS	871,258

NET ASSETS
Beginning of Period	-
End of Period *	$ 871,258
*Includes undistributed net investment income of:	$ 2,280

SHARE ACTIVITY
Shares Sold	90,445
Shares Redeemed	(3,155)
Net increase in shares of beneficial interest outstanding	87,290

(a) The 7Twelve Balanced Portfolio commenced operations on May 9, 2012.

See accompanying notes to financial statements.

7Twelve Balanced Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period Ended
June 30, 2012 (1)
(Unaudited)
Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment income (2)	0.06
Net realized and unrealized
loss on investments (3)	(0.08)
Total from investment operations	(0.02)

Net asset value, end of period	$ 9.98

Total return (4)	(0.10)%

Net assets, at end of period (000s)	$ 871

Ratio of expenses to average
net assets (5,6)	1.20%
Ratio of net investment income
to average net assets (5,6)	4.05%

Portfolio Turnover Rate (7)	0%

(1)	The 7Twelve Balanced Portfolio commenced operations on May 9, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	The amount of net gains from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Portfolio.
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees. Total returns for periods less than one year are not annualized.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Annualized.
(7) Not annualized.

See accompanying notes to financial statements.

7Twelve Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited)

1.

Organization

The 7Twelve Balanced Portfolio (the “Portfolio”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.

2.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

In unusual circumstances the Portfolio may value securities at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds - The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end mutual funds are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the Board of Trustees of the Underlying Funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

7Twelve Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of June 30, 2012 for the Portfolio’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Bond Funds	$ 206,152	-	-	$ 206,152
Equity Funds	566,332	-	-	566,332
Short-Term Investments	112,281	-	-	112,281
Total	$ 884,765	-	-	$ 884,765

The Portfolio did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Portfolio’s policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for industry classification.

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Portfolio may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio.  Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Federal Income Taxes – The Portfolio’s intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to its shareholders. Therefore, no provision for Federal income tax is required. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolio makes significant investments; however the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Dividends and Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually.  The Portfolio will declare and pay net realized capital gains, if any, annually.  Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Portfolio.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

7Twelve Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

Advisory Fee and Other Related Party Transactions

The business activities of the Portfolio are overseen by the Board, which is responsible for the overall management of the Portfolio.  7Twelve Advisors, LLC serves as the Portfolio’s Investment Adviser (the “Adviser”). The Portfolio has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Portfolio are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Portfolio, the Adviser, under the oversight of the Board, directs the daily operations of the Portfolio and supervises the performance of administrative and professional services provided by others.  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.15% of the average daily net assets of the Portfolio.  For the period ended June 30, 2012, the Adviser earned advisory fees of $84.

Pursuant to a Distribution and Shareholder Services Plan pursuant to Rule 12B-1 under the Investment Company Act of 1940 (the “Plan”) approved by the Board of Trustees, the Portfolio is authorized to pay AXA Equitable Life Insurance Company compensation for distribution and shareholder services.  The Plan permits the Portfolio to pay a service fee at the annual rate of up to 0.60% of the average net assets of the Portfolio.

The Distributor acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s shares and is an affiliate of GFS.

Pursuant to the terms of an administrative servicing agreement with GFS, the Portfolio pays to GFS a monthly fee for all operating expenses of the Portfolio, which is calculated on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expense and Custody Fees. The approved entities may be affiliates of GFS. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Portfolio.

Pursuant to separate servicing agreements with GFS, the Portfolio pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Portfolio.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Portfolio.

Trustees – The Portfolio pays its pro rata share of a total fee of $3,500 per quarter for the Northern Lights Variable Trust to each Trustee who is not affiliated with the Trust or Adviser.  The Portfolio pays the chairperson of the audit committee its pro-rata share of an additional $500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

A Trustee and certain officers of the Portfolio are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

In addition, certain affiliates of GFS provide ancillary services to the Portfolio as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolio.

Gemcom, LLC (“GemCom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Portfolio.

4.

Investment Transactions

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended June 30, 2012 amounted to $755,090 and $0, respectively.

7Twelve Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

5.

Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a) 9 of the 1940 Act.  As of June 30, 2012, Axa Equitable Life Insurance Company held 99.7% of the voting securities of the 7Twelve Balanced Portfolio.  The Trust has no knowledge as to whether all or any portion of the shares owned of record by AXA Equitable Life Insurance Company are also owned beneficially.

6.

New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact these amendments may have on the Portfolio’s financial statements.

7.

Subsequent Events

The Portfolio is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolio is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has determined that there were no subsequent events to report through the issuance of these financial statements.

7Twelve Balanced Portfolio

EXPENSE EXAMPLES

June 30, 2012(Unaudited)

As a shareholder of the 7Twelve Balanced Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the 7Twelve Balanced Portfolio and to compare these costs with the ongoing costs of investing in other mutual portfolios.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 through June 30, 2012*.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the 7Twelve Balanced Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees, as well as other charges and expenses of the insurance contract, or separate account.

Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 5/9/12	Ending Account Value 6/30/12	Expenses Paid During Period* 5/9/12 – 6/30/12	Expense Ratio During Period*** 5/9/12 – 6/30/12
Class A	$ 1,000.00	$ 998.00	$ 1.67	1.20%

Hypothetical (5% return before expenses)	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period** 1/1/12 – 6/30/12	Expense Ratio During Period*** 1/1/12 – 6/30/12
Class A	$ 1,000.00	$ 1,018.90	$ 6.02	1.20%

*”Actual” expense information for the Portfolio is for the period May 9, 2012 to June 30, 2012.  Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (51) divided by the number of days in the fiscal year (366).

**”Hypothetical” expense information for the Portfolio is presented on the basis of the full one-half year period to enable comparison to other funds.  Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

***Annualized.

7Twelve Balanced Portfolio

SUPPLEMENTAL INFORMATION

June 30, 2012 (Unaudited)

Approval of Advisory Agreement –7Twelve Balanced Portfolio

In connection with the regular meeting held on September 21, 2011 the Board of Trustees (the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between 7Twelve Advisors, LLC (“7Twelve” or the “Adviser”) and the Trust, on behalf of 7Twelve Balanced Portfolio (the “Portfolio”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  The Trustees noted  that the Adviser previously had provided the Trustees with materials related to its proposed advisory agreement with the Trust, including information on the firm's investment strategies executed for its existing clients, including the 7Twelve Balanced Fund, another fund managed by the Adviser.  The Trustees discussed the nature of the Adviser's operations, the quality of its compliance infrastructure and the experience of its fund management personnel, including experience advising the 7Twelve Balanced Fund.  The Board reviewed financial information provided by the Adviser.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

 Performance.  The Board considered the brief past performance of the 7Twelve Balanced Fund, noting that since inception on March 31, 2011 to July 31, 2011, the Fund had outperformed the Dow Jones US Moderate Portfolio (a balanced fund index) as well as the S&P 500 and Dow Jones Industrial Average.  The Board concluded that while the Adviser did not have separate accounts that are substantially similar to the proposed Fund, that the Adviser's above-index past performance for the 7Twleve Balanced Fund suggests it is qualified to manage the Portfolio.

 Fees and Expenses.  The Board noted that the Adviser would charge a 0.15% annual advisory fee based on the average net assets of the Portfolio.  The Trustees concluded that the Fund's advisory fee, which is at the lower range of a group of similar funds was acceptable in light of the services the Fund expected to receive from the Adviser.  The Board also noted the Fund's projected total expenses were within a range of reasonable fees when compared to the level of fees paid by a group of other similar mutual funds.

Economies of Scale. The Board considered whether there will be economies of scale with respect to the management of thePortfolio and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Portfolio for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time.  However, the Board and the Adviser agreed to consider adopting breakpoints when Portfolio assets exceed $100 million.

 Profitability.  The Board considered the anticipated profits to be realized by the Adviser in connection with the operation of the Portfolio, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Portfolio.  They also considered that there were potential ancillary profits to be realized by the Adviser from affiliated brokerage activities related to the Fund.  The Trustees also noted that any forecast of profits is an estimate.  The Trustees concluded that because of the Fund's expected asset level, the Board was satisfied that the Adviser's level of profitability from its relationship with the Portfolio would not be excessive.

 Conclusion.  In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Advisory.

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-525-0712 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-525-0712.

INVESTMENT ADVISOR

7Twelve Advisors, LLC
1720 West End Avenue, Suite 540
Nashville, TN 37203 USA

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

8/30/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/30/12